Note 12 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 266,600
Long-Term Line of Credit	47,900	$ 29,000
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	15,800
Long-Term Line of Credit	$ 0